Prospectus Supplement

John Hancock Funds II

John Hancock Multi-Index Lifestyle Portfolios

John Hancock Multi-Index Lifetime Portfolios

John Hancock Multi-Index Preservation Portfolios (collectively, the Portfolios)

Supplement dated December 15, 2022 to the current prospectus of each of the Portfolios, as may be supplemented (the Prospectus)

The following information supplements and supersedes any information to the contrary relating to the Portfolios contained in the Prospectus.

As of February 1, 2023 (the Effective Date), the Portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Multi-Index Lifestyle Portfolios	Multi-Index Lifestyle Aggressive Portfolio	Lifestyle Blend Aggressive Portfolio
	Multi-Index Lifestyle Balanced Portfolio	Lifestyle Blend Balanced Portfolio
	Multi-Index Lifestyle Conservative Portfolio	Lifestyle Blend Conservative Portfolio
	Multi-Index Lifestyle Growth Portfolio	Lifestyle Blend Growth Portfolio
	Multi-Index Lifestyle Moderate Portfolio	Lifestyle Blend Moderate Portfolio
John Hancock Multi-Index Lifetime Portfolios	Multi-Index 2065 Lifetime Portfolio	2065 Lifetime Blend Portfolio
	Multi-Index 2060 Lifetime Portfolio	2060 Lifetime Blend Portfolio
	Multi-Index 2055 Lifetime Portfolio	2055 Lifetime Blend Portfolio
	Multi-Index 2050 Lifetime Portfolio	2050 Lifetime Blend Portfolio
	Multi-Index 2045 Lifetime Portfolio	2045 Lifetime Blend Portfolio
	Multi-Index 2040 Lifetime Portfolio	2040 Lifetime Blend Portfolio
	Multi-Index 2035 Lifetime Portfolio	2035 Lifetime Blend Portfolio
	Multi-Index 2030 Lifetime Portfolio	2030 Lifetime Blend Portfolio
	Multi-Index 2025 Lifetime Portfolio	2025 Lifetime Blend Portfolio
	Multi-Index 2020 Lifetime Portfolio	2020 Lifetime Blend Portfolio
	Multi-Index 2015 Lifetime Portfolio	2015 Lifetime Blend Portfolio
	Multi-Index 2010 Lifetime Portfolio	2010 Lifetime Blend Portfolio
John Hancock Multi-Index Preservation Portfolios	Multi-Index 2065 Preservation Portfolio	2065 Preservation Blend Portfolio
	Multi-Index 2060 Preservation Portfolio	2060 Preservation Blend Portfolio
	Multi-Index 2055 Preservation Portfolio	2055 Preservation Blend Portfolio
	Multi-Index 2050 Preservation Portfolio	2050 Preservation Blend Portfolio
	Multi-Index 2045 Preservation Portfolio	2045 Preservation Blend Portfolio
	Multi-Index 2040 Preservation Portfolio	2040 Preservation Blend Portfolio
	Multi-Index 2035 Preservation Portfolio	2035 Preservation Blend Portfolio
	Multi-Index 2030 Preservation Portfolio	2030 Preservation Blend Portfolio
	Multi-Index 2025 Preservation Portfolio	2025 Preservation Blend Portfolio
	Multi-Index Income Preservation Portfolio	Income Preservation Blend Portfolio

Accordingly, as of the Effective Date all references to the current portfolio names will be changed to reflect the new portfolio names as set forth in the table above.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

As of the Effective Date, for each Multi-Index Preservation Portfolio except for Multi-Index Income Preservation Portfolio, the target equity asset allocation percentage shown in the first paragraph under the heading “Principal Investment Strategies” in the “Fund summary” section will be revised as set forth in the table below:

Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

As of the Effective Date, for each Multi-Index Preservation Portfolio except for Multi-Index Income Preservation Portfolio, the glide path chart included under the heading “Principal Investment Strategies” in the “Fund summary” section is replaced with the following chart to reflect change in the target asset allocation percentage:

As of the Effective Date, for each Multi-Index Preservation Portfolio except Multi-Index Income Preservation Portfolio, the third paragraph under the heading “Principal Investment Strategies” in the “Fund summary” section will be revised and restated as follows:

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

As of the Effective Date, for each Multi-Index Preservation Portfolio except Multi-Index Income Preservation Portfolio, the sixth paragraph under the heading “Principal investment strategies - Each fund other than Multi-Index Income Preservation Portfolio” in the “Fund details” section will be revised and restated as follows:

The fund is designed for an investor who anticipates reevaluating his or her retirement allocation strategies at the target date. Accordingly, in the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 20% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 20% in underlying funds that invest primarily in equity securities after December 31 of the designated retirement year. This static allocation may be appropriate for some investors; however, other investors may wish to reallocate their investments and may remove all or most of their investment at retirement.

As of the Effective Date, for the Multi-Index Income Preservation Portfolio, the following paragraph under the heading “Principal Investment Strategies” in the “Fund summary” and “Fund details” sections will be revised and restated as follows:

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II

Multi-Index Lifestyle Portfolios

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifetime Portfolios (the funds)

Supplement dated December 15, 2022 to the current prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Geoffrey Kelley, CFA and David Kobuszewski, CFA will be added as portfolio managers of the funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA, Nathan W. Thooft, CFA and Robert E. Sykes, CFA will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

Accordingly, as of the Effective Date, the following amends and supplements each fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for each fund:

Geoffrey Kelley, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team Managed the fund since 2023	David Kobuszewski, CFA Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team Managed the fund since 2023

Additionally, as of the Effective Date, the following is added to the portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Geoffrey Kelley, CFA

•	Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team
•	Managed each fund since 2023
•	Joined Manulife IM (US) in 2018
•	Began business career in 1995

David Kobuszewski, CFA

•	Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team
•	Managed each fund since 2023
•	Joined Manulife IM (US) in 2018
•	Began business career in 2000

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Multi-Index Lifestyle Portfolios

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifetime Portfolios (the funds)

Supplement dated December 15, 2022 to the current Class 1 prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Geoffrey Kelley, CFA and David Kobuszewski, CFA will be added as portfolio managers of the funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA, Nathan W. Thooft, CFA and Robert E. Sykes, CFA will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

Accordingly, as of the Effective Date, the following amends and supplements each fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for each fund:

Geoffrey Kelley, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team Managed the fund since 2023	David Kobuszewski, CFA Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team Managed the fund since 2023

Additionally, as of the Effective Date, Mr. Kelley and Mr. Kobuszewski will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Manulife Investment Management (US) LLC.” As of the Effective Date, Mr. Kelley and Mr. Kobuszewski will be listed as Portfolio Managers for the funds and their biographies will be added as follows:

Geoffrey Kelley, CFA

•	Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team
•	Managed each fund since 2023
•	Joined Manulife IM (US) in 2018
•	Began business career in 1995

David Kobuszewski, CFA

•	Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team
•	Managed each fund since 2023
•	Joined Manulife IM (US) in 2018
•	Began business career in 2000

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Emerging Markets Debt Fund (the fund)

Supplement dated December 15, 2022 to the current prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Neal Capecci will be added as a portfolio manager of the fund. As of the Effective Date, Neal Capecci, Roberto Sanchez-Dahl, CFA, Elina Theodorakopoulou and Paolo H. Valle will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for the fund:

Neal Capecci Senior Portfolio Manager Managed the fund since 2023

Additionally, as of the Effective Date, the following information relating to Mr. Capecci will be added to the portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Neal Capecci

•	Senior Portfolio Manager
•	Managed the fund since 2023
•	Joined Manulife IM (US) in 2005
•	Began business career in 1999

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Emerging Markets Debt Fund (the fund)

Supplement dated December 15, 2022 to the current Class NAV prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Neal Capecci will be added as a portfolio manager of the fund. As of the Effective Date, Neal Capecci, Roberto Sanchez-Dahl, CFA, Elina Theodorakopoulou and Paolo H. Valle will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for the fund:

Neal Capecci Senior Portfolio Manager Managed the fund since 2023

Additionally, as of the Effective Date, Mr. Capecci will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Manulife Investment Management (US) LLC. As of the Effective Date, Mr. Capecci will be listed as a Portfolio Manager for Emerging Markets Debt Fund and his biography will be added as follows:

Neal Capecci

•	Senior Portfolio Manager
•	Managed the fund since 2023
•	Joined Manulife IM (US) in 2005
•	Began business career in 1999

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.